Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination
Schedule of total consideration transferred for the acquisition

USD’000
Cash consideration (EUR 10,000,000)	11,429
Equity consideration (823,988 SEALSQ ordinary shares at USD 2.99)	2,464
Total consideration transferred	13,893

Schedule of final allocation of purchase price and goodwill recognized

The following table summarizes the final allocation of the purchase price as of August 4, 2025:

USD’000
Cash and cash equivalents	879
Current assets	3,182
Property, plant and equipment, net of accumulated depreciation	237
Intangible assets (pre-existing), net of accumulated amortization	3,526
Right-of-use assets	3,465
Other noncurrent assets	124
Identifiable intangible assets	17,665
Total assets acquired	29,078
Total current liabilities	(4,467)
Long-term liabilities (excluding deferred tax liabilities)	(11,806)
Deferred income tax liability	(4,416)
Total liabilities assumed	(20,689)
Net identifiable assets acquired	8,389

Schedule of acquired identifiable intangible assets

USD’000
Total consideration transferred	13,893
Less: net identifiable assets acquired	(8,389)
Goodwill recognized at Acquisition Date	5,504

	Fair value	Useful life
Intangible asset	USD’000	Years
Customer relationships	12,772	19
Accreditations	1,284	3
Corp trade name	657	9
Technology	1,526	9
Software	163	9
Backlog	1,263	2
Acquired identifiable intangible assets	17,665	15.3

Schedule of unaudited pro forma consolidated financial information

	12 months ended December 31,
USD’000	2025	2024
Revenue	26,235	22,024
Net income (loss)	(43,613)	(35,624)